Employee Benefits, Assumptions Used in Determining Net Period Cost (Details)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Puerto Rico [Member]
Assumptions Used in Determining Net Period Cost [Abstract]
Discount rate and long-term rate return		5.58%	5.13%	5.42%
Rate of future salary increases		2.00%	2.00%	2.75%
Percentage of increase in health care costs for the coming year		5.53%	5.13%	5.44%
Brazil [Member]
Assumptions Used in Determining Net Period Cost [Abstract]
Rate of future salary increases		3.50%	3.50%	3.50%
Percentage of increase in health care costs for the coming year		9.71%	9.71%	9.71%
Year to which this level will be maintained		2033	2032	2031
Brazil [Member] | Bottom of Range [Member]
Assumptions Used in Determining Net Period Cost [Abstract]
Discount rate and long-term rate return		11.40%	9.20%	10.11%
Brazil [Member] | Top of Range [Member]
Assumptions Used in Determining Net Period Cost [Abstract]
Discount rate and long-term rate return		11.07%	9.05%	10.05%
Mexico [Member]
Assumptions Used in Determining Net Period Cost [Abstract]
Discount rate and long-term rate return		11.43%	11.65%	11.50%
Rate of future salary increases		2.80%	2.80%	2.80%
Europe [Member]
Assumptions Used in Determining Net Period Cost [Abstract]
Discount rate and long-term rate return		2.75%	3.25%	3.75%
Rate of increase of pensions		1.70%	2.50%	1.90%
Europe [Member] | Bottom of Range [Member]
Assumptions Used in Determining Net Period Cost [Abstract]
Employee turnover rate	[1]	0.00%	0.00%	0.00%
Europe [Member] | Top of Range [Member]
Assumptions Used in Determining Net Period Cost [Abstract]
Employee turnover rate	[1]	0.90%	0.91%	1.03%
Europe [Member] | Actuarial Assumption Rate One [Member]
Assumptions Used in Determining Net Period Cost [Abstract]
Rate of future salary increases			6.00%
Europe [Member] | Actuarial Assumption Rate One [Member] | Bottom of Range [Member]
Assumptions Used in Determining Net Period Cost [Abstract]
Rate of future salary increases		3.80%		4.50%
Europe [Member] | Actuarial Assumption Rate One [Member] | Top of Range [Member]
Assumptions Used in Determining Net Period Cost [Abstract]
Rate of future salary increases		4.40%		5.30%
Europe [Member] | Actuarial Assumption Rate Two [Member] | Bottom of Range [Member]
Assumptions Used in Determining Net Period Cost [Abstract]
Rate of future salary increases		2.90%	3.60%	3.40%
Europe [Member] | Actuarial Assumption Rate Two [Member] | Top of Range [Member]
Assumptions Used in Determining Net Period Cost [Abstract]
Rate of future salary increases		3.80%	5.40%	4.60%

[1]	Depending on years of service